Pension and Other Postretirement Benefits - Benefit Costs (Details 5) - USD ($) $ in Millions	1 Months Ended	3 Months Ended				12 Months Ended			36 Months Ended
	Dec. 31, 2012	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Recognized net actuarial loss (gain):
Pension/OPEB corridor charge/credit						$ 131.2	$ 2.0	$ 0.0
Expense for defined contribution plans						14.5	12.1	11.5
Pension Plans, Defined Benefit [Member]
Components of pension and OPEB expense (income):
Service cost		$ 0.7		$ 0.6		2.2	1.7	2.4
Interest cost		32.0		32.5		130.0	146.0	138.8
Expected return on plan assets		(42.9)		(49.7)		(198.4)	(202.8)	(184.5)
Amortization of prior service cost (credit)		1.3		1.1		4.4	4.3	3.8
Recognized net actuarial loss (gain):
Annual amortization		7.0		7.8		31.2	2.5	23.6
Pension/OPEB corridor charge/credit			$ 144.3		$ 2.0	144.3	2.0	0.0
Settlement (gain) loss						1.0	0.2	(0.8)
Pension and OPEB expense (income)		(1.9)		(7.7)		114.7	(46.1)	(16.7)
Estimated net loss (gain) expected to be amortized into pension and OPEB expense (income) in the next year						27.9
Estimated net prior service cost (credit) expected to be amortized into pension and OPEB expense (income) in the next year						5.2
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of pension and OPEB expense (income):
Service cost		1.2		1.8		7.1	4.9	4.7
Interest cost		5.0		5.6		22.5	21.7	21.0
Expected return on plan assets						0.0	0.0	0.0
Amortization of prior service cost (credit)		(15.1)		(16.2)		(64.6)	(73.2)	(80.0)
Recognized net actuarial loss (gain):
Annual amortization		(1.1)		0.4		1.6	(1.3)	2.4
Pension/OPEB corridor charge/credit			$ (13.1)			(13.1)	0.0	0.0
Pension and OPEB expense (income)		$ (10.0)		$ (8.4)		(46.5)	(44.4)	(51.9)
Estimated net loss (gain) expected to be amortized into pension and OPEB expense (income) in the next year						(4.3)
Estimated net prior service cost (credit) expected to be amortized into pension and OPEB expense (income) in the next year						(60.3)
Zanesville Works Retiree Healthcare Benefits Litigation [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Recognized net actuarial loss (gain):
Payments for Legal Settlements	$ 10.6
Contributions to retirees VEBAs						3.1
Butler Works Retiree Healthcare Benefits Litigation [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Recognized net actuarial loss (gain):
Settlement (gain) loss						$ 0.0	$ 3.5	$ 0.0
Payments for Legal Settlements									$ 91.0